Note 13 - Earnings / (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2013	2014	2015
Income:
Net loss attributable to common shareholders’	(103,424,827)	(19,359,005)	(15,687,132)
Basic earnings per share:
Weighted average common shares – Outstanding	4,544,284	5,479,418	6,410,794
Basic loss per share	(22.76)	(3.53)	(2.45)
Effect of dilutive securities
Weighted average common shares – Outstanding	4,544,284	5,479,418	6,410,794
Diluted loss per share	(22.76)	(3.53)	(2.45)